Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$10,323	$13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$144,531	$138,096

Equity method investments, summarized results of operations
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,804,466	$5,519,024	$4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income, net	4,003	4,976	37,701
Net income	$1,445,070	$1,241,723	$1,438,909

Equity method investments, summarized financial position
December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$444,100	$404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
	$2,639,591	$2,539,043

Liabilities and Equity
Current liabilities	$350,067	$300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and shareholders' equity	2,187,131	2,135,299
	$2,639,591	$2,539,043